Accounts Receivable	3 Months Ended
Mar. 31, 2012
Accounts Receivables [Abstract]
Accounts Receivable

6. Accounts Receivable

Accounts receivable, exclusive of related party receivables and net of the related allowance for doubtful accounts, consisted of the following at March 31, 2012 and December 31, 2011:

	Successor
	March 31, 2012	December 31, 2011
Accounts receivable — trade	$347.5	$268.7
Other	1.6	2.6

Total	349.1	271.3
Allowance for doubtful accounts	(0.7)	(0.4)

Net	$348.4	$270.9